GOODWILL	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
GOODWILL

NOTE 6 – GOODWILL

Goodwill results from business combinations and is tested annually for recoverability as part of an impairment test. Goodwill arises from the following business acquisitions:

Affiliated Company	Date of the First Consolidation	Goodwill as of 12.31.2009 in kUSD	Goodwill YE in kUSD	Goodwill Q2 in kUSD
global words AG	01/10/02	4,821.9	5,095.3	5,095.3
GROUP Technologies AG	01/09/05	4,239.4	4,479.7	4,479.7
GROUP Business Software Inc.	31/12/05	2,060.7	2,177.5	2,177.5
GROUP LIVE N.V	31/12/05	1,253.2	1,324.2	1,324.2
Remaining goodwill from CRM	31/12/05	2,941.7	3,108.4	3,108.4
GROUP Business Software Ltd	31/12/05	2,616.7	2,765.1	2,765.1
ebVOKUS Software GmbH	01/10/05	419.8	443.6	443.6
GAP AG für GSM Applikationen und Produkte	31/12/05	1,811.2	1,913.9	1,913.9
Relavis Corporation	01/08/07	6,897.2	7,288.3	7,308.0
Permessa	22/09/10	0.0	2,387.4	2,387.4
GROUP Business Software AG	06/01/11	8,705.5	8,705.5	8,705.5
Pavone AG	01/04/11			4,956.7
Groupware Inc.	01/06/11			992.8
IDC	01/07/11			2,496.2
SD Holding	01/10/11			1,538.6
		35,767.3	39,689.0	49,693.0

Note 13          GOODWILL

Goodwill results from business combinations and is tested annually for recoverability as part of an impairment test. Goodwill arises from the following business acquisitions:

Affiliated Company	Date of the First Consolidation	Goodwill as of 3.31.11 in KUSD	Goodwill as of 3/.31.10 in KUSD
global words AG	01.10.02	5.095,3	4.821,9
GROUP Technologies AG	01.09.05	4.479,7	4.239,4
GROUP Business Software Inc.	31.12.05	2.177,5	2.060,7
GROUP LIVE N.V.	31.12.05	1.324,2	1.253,2
Retained Goodwillof CRM	31.12.05	3.108,4	2.941,7
GROUP Business Software Ltd	31.12.05	2.765,1	2.616,7
ebVOKUS Software GmbH	01.10.05	443,6	419,8
GAP AG für GSM Applikationen und Produkte	31.12.05	1.913,9	1.811,2
Relavis Corporation	01.08.07	7.288,3	6.897,2
Permessa	22.09.10	2.387,4	0,0
GROUP Business Software AG	06.01.11	8.705,5	8.705,5
		39.689,0	35.767,3